Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flow provided by (used in) Operating activities
Net loss for the period	$ (16,020)	$ (10,075)
Adjustments for non-cash items:
Depletion and amortization	4,971	4,941
Income tax expense	3,783	89
Share-based compensation	1,799	1,099
Post-employment benefits	160	(33)
Interest expense	2,015	119
Unrealized loss on currency hedges	426	368
Loss on disposal of mineral rights	188	104
Unrealized gain on warrants liability		(323)
Unrealized gain on marketable securities and warrants	(712)	(290)
Discount on shares issued to settle payables	196
Taxes paid	(539)	(313)
Operating cash flows before changes in working capital	(3,733)	(4,314)
Changes in non-cash working capital	3,984	467
Net cash from operating activities	251	(3,847)
Investing activities
Purchase of property, plant and equipment	(8,341)	(5,726)
Acquisition of mineral rights	(148)	(76)
Transaction costs paid on acquisition of Otis Gold Corp.	(1,723)
Loan to Otis Gold Corp., net of cash received on acquisition	(304)
Net cash used in investing activities	(10,516)	(5,802)
Financing activities
Proceeds from issuance of Convertible Debt	12,762
Proceeds from Credit Facility	5,871
Repayment of Credit Facility	(6,000)
Proceeds on issuance of shares from equity financing		7,982
Proceeds from options and warrants exercised	380	721
Lease payments	(360)	(334)
Interest paid	(423)	(30)
Net cash from financing activities	12,230	8,339
Effect of exchange rate changes on cash and cash equivalents	71	1,237
Change in cash and cash equivalents	2,036	(73)
Cash and cash equivalents - Beginning of the year	6,344	6,417
Cash and cash equivalents - End of the year	$ 8,380	$ 6,344